Premises And Equipment, Net (Tables)	12 Months Ended
Sep. 30, 2011
Premises And Equipment, Net [Abstract]
Summary Of The Carrying Value Of Banking Premises And Equipment

	2011	2010
	(Dollars in thousands)
Land	$8,684	$7,877
Building and improvements	53,822	45,295
Furniture, fixtures and equipment	38,069	37,289
	100,575	90,461

Less accumulated depreciation	52,152	49,201

	$48,423	$41,260

Schedule Of Future Minimum Rental Commitments
2012	$1,279
2013	1,112
2014	939
2015	817
2016	730
Thereafter	6,924
$11,801